UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06730

ALLIANCEBERNSTEIN LARGE CAP GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2011

Date of reporting period: April 30, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Large Cap Growth Fund

Portfolio of Investments

April 30, 2011 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.6%
Technology - 29.6%
Communications Technology - 4.6%
Juniper Networks, Inc. (a)	403,015	$15,447,565
QUALCOMM, Inc.	825,820	46,939,609
Riverbed Technology, Inc. (a)	693,500	24,369,590

		86,756,764

Computer Services, Software & Systems - 12.2%
Citrix Systems, Inc. (a)	435,000	36,687,900
Google, Inc.-Class A (a)	166,410	90,543,681
Intuit, Inc. (a)	516,945	28,721,464
Oracle Corp.	1,855,125	66,877,256
Rovi Corp. (a)	215,900	10,484,104

		233,314,405

Computer Technology - 9.9%
Apple, Inc. (a)	371,130	129,238,600
EMC Corp. (a)	1,748,828	49,561,785
NetApp, Inc. (a)	194,010	10,084,640

		188,885,025

Semiconductors & Component - 2.7%
Broadcom Corp.-Class A (a)	1,054,811	37,108,251
Marvell Technology Group Ltd. (a)	942,900	14,548,947

		51,657,198

Telecommunications Equipment - 0.2%
Alcatel-Lucent (Sponsored ADR) (a)	436,300	2,853,402

		563,466,794

Consumer Discretionary - 16.1%
Auto Parts - 3.5%
BorgWarner, Inc. (a)	358,600	27,698,264
Johnson Controls, Inc.	952,600	39,056,600

		66,754,864

Cable Television Services - 1.6%
Comcast Corp.-Class A	1,170,500	30,713,920

Diversified Media - 1.6%
News Corp.-Class A	1,693,800	30,183,516

Diversified Retail - 1.9%
Amazon.com, Inc. (a)	185,625	36,475,313

Entertainment - 1.6%
Walt Disney Co. (The)	729,500	31,441,450

Household Equip & Prod - 1.3%
Stanley Black & Decker, Inc.	331,700	24,098,005

Restaurants - 1.7%
Starbucks Corp.	890,900	32,241,671

Company	Shares	U.S. $ Value
Specialty Retail - 2.9%
Limited Brands, Inc.	734,200	$30,219,672
Lowe’s Cos., Inc.	925,300	24,289,125

		54,508,797

		306,417,536

Producer Durables - 12.9%
Aerospace - 1.2%
Goodrich Corp.	261,400	23,099,918

Back Office Support HR & Consulting - 1.9%
Accenture PLC	637,489	36,419,746

Diversified Manufacturing Operations - 3.0%
Danaher Corp.	1,056,500	58,361,060

Scientific Instruments: Control & Filter - 2.2%
Flowserve Corp.	267,835	33,913,268
Rockwell Automation, Inc.	85,341	7,435,761

		41,349,029

Scientific Instruments: Electrical - 1.8%
Cooper Industries PLC	520,625	34,335,219

Transportation Miscellaneous - 2.8%
United Parcel Service, Inc.-Class B	706,600	52,973,802

		246,538,774

Financial Services - 12.5%
Diversified Financial Services - 10.8%
Blackstone Group LP	1,806,300	34,211,322
Goldman Sachs Group, Inc. (The)	512,730	77,427,357
JPMorgan Chase & Co.	2,067,400	94,335,462

		205,974,141

Insurance: Multi-Line - 1.7%
AON Corp.	122,900	6,411,693
MetLife, Inc.	566,700	26,515,893

		32,927,586

		238,901,727

Energy - 11.3%
Oil Well Equipment & Services - 4.5%
Cameron International Corp. (a)	326,450	17,210,444
Schlumberger Ltd.	767,160	68,852,610

		86,063,054

Oil: Crude Producers - 6.8%
EOG Resources, Inc.	259,940	29,349,825
Noble Energy, Inc.	571,435	55,012,048
Occidental Petroleum Corp.	279,900	31,989,771
Southwestern Energy Co. (a)	305,900	13,416,774

		129,768,418

		215,831,472

Company	Shares	U.S. $ Value
Health Care - 7.7%
Biotechnology - 2.0%
Celgene Corp. (a)	635,422	$37,413,647

Health Care Services - 2.6%
Express Scripts, Inc.-Class A (a)	731,200	41,488,288
HCA Holdings, Inc. (a)	230,430	7,558,104

		49,046,392

Pharmaceuticals - 3.1%
Allergan, Inc.	561,915	44,705,958
Gilead Sciences, Inc. (a)	399,800	15,528,232

		60,234,190

		146,694,229

Materials & Processing - 6.8%
Chemicals: Diversified - 3.8%
Dow Chemical Co. (The)	1,320,235	54,116,433
Potash Corp. of Saskatchewan, Inc.	314,500	17,731,510

		71,847,943

Copper - 0.2%
Freeport-McMoRan Copper & Gold, Inc.	70,500	3,879,615

Fertilizers - 2.8%
Monsanto Co.	789,260	53,701,250

		129,428,808

Consumer Staples - 1.5%
Personal Care - 1.5%
Procter & Gamble Co. (The)	443,600	28,789,640

Utilities - 1.2%
Utilities: Telecommunications - 1.2%
Sprint Nextel Corp. (a)	4,335,800	22,459,444

Total Common Stocks (cost $1,628,289,967)		1,898,528,424

SHORT-TERM INVESTMENTS - 1.4%
Investment Companies - 1.4%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.10% (b) (cost $26,012,853)	26,012,853	26,012,853

U.S. $ Value
Total Investments – 101.0% (cost $1,654,302,820) (c)	$1,924,541,277
Other assets less liabilities – (1.0)%	(18,642,923)

Net Assets – 100.0%	$1,905,898,354

CALL OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	U.S. $ Value
Accenture PLC Class A (d)	555	$55.00	May 2011	$135,975
Apple, Inc. (d)	125	345.00	May 2011	128,438
Freeport-McMoran Copper (d)	705	54.50	May 2011	147,345
Gilead Sciences, Inc. (d)	554	40.00	May 2011	38,226
Google, Inc. Class A (d)	53	545.00	May 2011	38,955

(premium received $467,295)				$488,939

PUT OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	U.S. $ Value
Apple, Inc. (d)	186	$320.00	May 2011	$14,601
(premium received $151,029)

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	As of April 30, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $283,657,599 and gross unrealized depreciation of investments was $(13,419,142), resulting in net unrealized appreciation of $270,238,457.
(d)	One contract relates to 100 shares.

Please note: The sector classifications presented herein are based on the Russell sector classification scheme which was developed by Russell Investments. Russell classifies index members into industries that most closely describe the nature of its business and its primary economic orientation.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Large Cap Growth Fund

April 30, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2011:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$1,898,528,424	$—	$—	$1,898,528,424
Short-Term Investments	26,012,853	—	—	26,012,853

Total Investments in Securities	1,924,541,277	—	—	1,924,541,277
Other Financial Instruments* :
Assets	—	—	—	—
Liabilities
Options Written	—	(503,540)	—	(503,540)

Total	$1,924,541,277	$(503,540)	$—	$1,924,037,737

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Large Cap Growth Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	June 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	June 21, 2011

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	June 21, 2011